Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of capital lease commitments for revenue equipment
	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,

2022	$2,641,587	$2,267,248
2023	136,063	121,407
2024	91,323	79,305
Thereafter	-	-
Total	2,868,973	2,467,960
Less: amount representing interest	(401,013)	-
Present value of minimum lease payments	$2,467,960	$2,467,960
Less: current maturities		(2,267,248)
Capital lease obligations, long-term		$200,712

	Minimum lease payments	Present value of minimum lease payments
12 months ending December 31,
2021	$56,288	$51,135
2022	29,815	27,989
Thereafter	-	-
Total	86,103	79,124
Less: amount representing interest	(6,979)	-
Present value of minimum lease payments	$79,124	$79,124
Less: current maturities		(51,135)
Capital lease obligations, long-term		$27,989

Schedule of revenue equipment under capital lease
Name of institution	Maturities	Interest rate	Carrying amount of pledged revenue equipment as of December, 2021	Carrying amount of pledged revenue equipment as of December, 2020
China KangFu International Leasing Co., Ltd.	From December 3, 2020 to December 12, 2022	11.8%	$124,293	$53,500
ShanDong HOWO Auto Finance Co., Ltd.	From June 20, 2019 to May 15, 2021	3.4%	-	95,833
ShanDong HOWO Auto Finance Co., Ltd.	From March 26, 2021 to March 26, 2024	4%	287,477	-
Other institutions*	From January 7, 2019 to July 1, 2024	5.4%	$9,980,931	$-
			$10,392,701	$149,333

*	Other institutions represents institutions that extended lease financing to Cheyi Network with weighted average annual interest rate of 5.4% per annum and lease term of 36 months.

Schedule of future minimum lease payments under the non-cancellable operating lease
12 months ending December 31,
2022	112,387
2023	99,899
Future minimum operating lease payments	$212,286

12 months ending December 31,
2021	467,207
2022	109,762
2023	97,566
Future minimum operating lease payments	$674,535